Himax Technologies, Inc. (the Parent Company only) (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 50,138	$ 9,507	$ 29,066
Changes in operating assets and liabilities:
Net cash provided by operating activities	52,167	43,448	57,631
Cash flows from financing activities:
Distribution of cash dividends	(10,680)	(21,224)	(44,097)
Proceeds from borrowing of short-term debt	304,000	277,200	217,000
Repayment of short-term debt	(315,200)	(250,000)	(160,000)
Purchase of subsidiary shares from noncontrolling interests	97	17	1,011
Acquisitions of ordinary shares for retirement	(8,886)	(4,627)	(10,755)
Net cash used in financing activities	(18,931)	(24,015)	(54,195)
Net increase in cash	32,573	9,322	(14,082)
Cash and cash equivalents at beginning of year	106,164	96,842	110,924
Cash and cash equivalents at end of year	138,737	106,164	96,842
Supplemental disclosures of cash flow information:
Interest paid during the year	352	490	170
Income taxes paid during the year	456	6,326	8,329
Parent Company [Member]
Cash flows from operating activities:
Net income	51,596	10,706	33,206
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in earnings from subsidiaries	(54,929)	(13,433)	(36,427)
Changes in operating assets and liabilities:
Other current assets	311	(790)	1,543
Other current liabilities	1,637	1,767	(2,542)
Net cash provided by operating activities	(1,385)	(1,750)	(4,220)
Cash flows from financing activities:
Distribution of cash dividends	(10,680)	(21,224)	(44,097)
Proceeds from borrowing of short-term debt	266,000	271,200	204,000
Repayment of short-term debt	(277,200)	(250,000)	(160,000)
Investment returned from subsidiaries	56,836	0	0
Proceeds from issue of RSUs from a subsidiary	1,306	1,634	4,370
Purchase of subsidiary shares from noncontrolling interests	0	(1,324)	0
Proceeds from (repayment of) debt from a subsidiary	(25,500)	6,300	11,000
Acquisitions of ordinary shares for retirement	(8,886)	(4,627)	(10,755)
Net cash used in financing activities	1,876	1,959	4,518
Net increase in cash	491	209	298
Cash and cash equivalents at beginning of year	584	375	77
Cash and cash equivalents at end of year	1,075	584	375
Supplemental disclosures of cash flow information:
Interest paid during the year	264	353	156
Income taxes paid during the year	$ 1	$ 0	$ 1